Reverse Recapitalization - Schedule of common stock shares issued following the consummation of merger (Details) - Reverse Recapitalization [Member] - Business Combination Elements To Unaudited consolidated Statement Of Cash Flows [Member]
$ in Thousands
12 Months Ended
Dec. 31, 2021 USD ($)
Schedule Of Reconciliation Of Elements Of The business Combination To The Unaudited Consolidated Of Cash Flows [Line Items]
Less: transaction costs and advisory fees allocated to equity	$ (16,323)
Effect of Merger, net of redemption, transaction costs and advisory costs	86,792
PIPE Investment [Member]
Schedule Of Reconciliation Of Elements Of The business Combination To The Unaudited Consolidated Of Cash Flows [Line Items]
Payments to Acquire Businesses, Gross	75,000
Galileo [Member]
Schedule Of Reconciliation Of Elements Of The business Combination To The Unaudited Consolidated Of Cash Flows [Line Items]
Payments to Acquire Businesses, Gross	$ 28,115